Hedging Activities, Derivative Instruments and Credit Risk (Tables)	12 Months Ended
Dec. 31, 2019
Hedging Activities, Derivative Instruments and Credit Risk [Abstract]
Notional Amounts, Fair Values and Classification of Outstanding Derivatives by Risk Category and Instrument Type
The following table summarizes the notional amounts, fair values and classification of the Company’s outstanding derivatives by risk category and instrument type within the Consolidated Balance Sheets as of December 31, 2019 and December 31, 2018.

	December 31, 2019
Derivative Classification		Notional Amount (1)	Fair Value (1) Other Current Assets	Fair Value (1) Other Assets	Fair Value (1) Accrued Liabilities	Fair Value (1) Other Liabilities

Derivatives Designated as Hedging Instruments
Interest rate swap contracts	Cash Flow	$825.0	$—	$—	$13.1	$—
Derivatives Not Designated as Hedging Instruments
Foreign currency forwards	Fair Value	$55.2	$0.5	$—	$—	$—
Foreign currency forwards	Fair Value	$106.9	$—	$—	$0.5	$—

	December 31, 2018
Derivative Classification		Notional Amount (1)	Fair Value (1) Other Current Assets	Fair Value (1) Other Assets	Fair Value (1) Accrued Liabilities	Fair Value (1) Other Liabilities
Derivatives Designated as Hedging Instruments
Interest rate swap contracts	Cash Flow	$925.0	$—	$—	$11.2	$8.7
Derivatives Not Designated as Hedging Instruments
Foreign currency forwards	Fair Value	$143.3	$1.3	$—	$—	$—
Foreign currency forwards	Fair Value	$27.5	$—	$—	$0.1	$—

(1)
Notional amounts represent the gross contract amounts of the outstanding derivatives excluding the total notional amount of positions that have been effectively closed through offsetting positions.  The net gains and net losses associated with positions that have been effectively closed through offsetting positions but not yet settled are included in the asset and liability derivatives fair value columns, respectively.

Gains and Losses on Derivatives Designated as Cash Flow Hedges
Gains and losses on derivatives designated as cash flow hedges included in the Consolidated Statements of Comprehensive (Loss) Income for the years ended December 31, 2019, 2018 and 2017 are presented in the table below.

	2019	2018	2017
Interest Rate Swap Contracts
(Loss) gain recognized in AOCI on derivatives	$(7.4)	$10.1	$1.5
Loss reclassified from AOCI into income (effective portion)(1)	(15.6)	(14.5)	(18.5)
Loss reclassified from AOCI into income (missed forecast)(2)	—	(0.6)	—

(1)	Losses on derivatives reclassified from accumulated other comprehensive income (“AOCI”) into income were included in “Interest expense” in the Consolidated Statements of Operations.

(2)
In the third quarter of 2018, the Company used excess cash to pay down $150.0 million of its Dollar Term Loan Facility. Due to this unforecasted pay down of debt, the Company paid $2.7 million in the amendment of the interest rate swap contracts to reflect the updated forecasted cash flows. The updated forecasts caused certain hedged items to be deemed probable of not occurring in the future and thus, the Company accelerated the release of AOCI related to those hedged items. Losses reclassified from AOCI into income (missed forecast) were included in “Loss on extinguishment of debt” in the Consolidated Statements of Operations.

Gains (Losses) on Derivative Instruments Not Designated as Accounting Hedges and Total Net Foreign Currency (Losses) Gains
The Company’s (losses) gains on derivative instruments not designated as accounting hedges and total net foreign currency transaction (losses) gains for the years ended December 31, 2019, 2018 and 2017 were as follows.

	2019	2018	2017
Foreign currency forward contracts (losses) gains	$(4.9)	$5.2	$(7.0)
Total foreign currency transaction (losses) gains, net	(8.1)	1.9	(9.3)

Changes in Value of Debt and Designated Interest Rate Swaps
The Company’s gains, net of income tax, associated with changes in the value of debt for the years ended December 31, 2019 and 2018, and the net balance of such gains included in accumulated other comprehensive (loss) income as of December 31, 2019 and 2018 were as follows.

	2019	2018
Gain, net of income tax, recorded through other comprehensive income	$12.0	$24.4
Balance included in accumulated other comprehensive (loss) income as of December 31, 2019 and 2018, respectively	75.8	56.5